UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-08

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-06-08

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              39

Form 13F Information Table Value Total:                          508,538
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                 SHRS OR
                                                                 PRN AMT;
                               TITLE                             SH/PRN;
        NAME OF ISSUE         OF CLASS       CUSIP    (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                 SOLE   SHARED   NONE
Affiliated Managers Group         Com      008252108    15,855   191,374SH    SOLE      N/A      157,263  0     34,111
Allied Cap Corp New               Com      01903Q108     7,163   663,284SH    SOLE      N/A      527,995  0    135,289
American Cap Ltd                  Com      02503Y103    19,605   768,507SH    SOLE      N/A      623,905  0    144,602
American Eagle Outfitters         Com      02553E106     9,423   617,916SH    SOLE      N/A      507,796  0    110,120
Berkshire Hathaway Inc Del       Cl B      084670207    26,739     6,084SH    SOLE      N/A        4,964  0      1,120
Best Buy Inc                      Com      086516101       576    15,370SH    SOLE      N/A       14,190  0      1,180
Barrett Bill Corp                 Com      06846N104    13,999   435,956SH    SOLE      N/A      359,901  0     76,055
BT Group PLC                      Adr      05577E101    10,778   371,537SH    SOLE      N/A      303,472  0     68,065
Canadian Natl Ry Co               Com      136375102    19,644   410,708SH    SOLE      N/A      332,678  0     78,030
CB Richard Ellis Group Inc       Cl A      12497T101       306    22,900SH    SOLE      N/A       21,620  0      1,280
Cemex Sab De Cv              Spon ADR New  151290889    12,692   737,029SH    SOLE      N/A      607,711  0    129,318
Fidelity National Financial      Cl A      31620R105    17,998 1,224,335SH    SOLE      N/A     1,012,40  0    211,927
Fidelity Natl Information S       Com      31620M106     9,211   498,969SH    SOLE      N/A      417,440  0     81,529
General Growth Pptys Inc          Com      370021107     5,527   366,049SH    SOLE      N/A      315,639  0     50,410
HCC Ins Hldgs Inc                 Com      404132102    31,147 1,153,590SH    SOLE      N/A      950,312  0    203,278
Helmerich & Payne Inc             Com      423452101    16,247   376,167SH    SOLE      N/A      306,282  0     69,885
Johnson & Johnson                 Com      478160104     8,549   123,401SH    SOLE      N/A      100,171  0     23,230
JP Morgan & Chase & Co            Com      46625H100    30,867   660,973SH    SOLE      N/A      543,925  0    117,048
Kimco Realty Corp                 Com      49446R109    24,076   651,751SH    SOLE      N/A      530,482  0    121,269
Lender Processing Svcs Inc        Com      52602E102     7,588   248,620SH    SOLE      N/A      208,267  0     40,353
Level 3 Communications Inc        Com      52729N100    15,555 5,761,049SH    SOLE      N/A     4,626,26  0  1,134,789
Level 3 Communications Inc       Note      52729NBA7     1,576 1,632,000PRN   SOLE      N/A            0  0          0
Markel Corp                       Com      570535104     9,806    27,897SH    SOLE      N/A       23,149  0      4,748
Medtronic Inc                     Com      585055106    12,501   249,522SH    SOLE      N/A      204,722  0     44,800
Meredith Corp                     Com      589433101     1,722    61,430SH    SOLE      N/A       50,480  0     10,950
Mohawk Inds Inc                   Com      608190104     7,260   107,730SH    SOLE      N/A       87,300  0     20,430
Nabors Industries Ltd             Shs      G6359F103    13,377   536,808SH    SOLE      N/A      438,858  0     97,950
Nucor Corp                        Com      670346105    15,635   395,815SH    SOLE      N/A      324,074  0     71,741
Posco                        Sponsored ADR 693483109     7,736    82,852SH    SOLE      N/A       67,572  0     15,280
Radian Group Inc                  Com      750236101     2,840   563,431SH    SOLE      N/A      460,741  0    102,690
Sherwin Williams Co               Com      824348106     6,976   122,035SH    SOLE      N/A       98,105  0     23,930
Suncor Energy Inc                 Com      867229106    12,684   300,989SH    SOLE      N/A      248,077  0     52,912
Taiwan Semiconductor Mfg Lt  Sponsored ADR 874039100    11,574 1,235,184SH    SOLE      N/A     1,019,21  0    215,966
TEVA Pharmaceutical Inds Lt       Adr      881624209    23,822   520,252SH    SOLE      N/A      422,322  0     97,930
Triad Gty Inc                     Com      895925105       931   593,138SH    SOLE      N/A      485,530  0    107,608
United Technologies Corp          Com      913017109    12,249   203,951SH    SOLE      N/A      165,541  0     38,410
Wal Mart Stores Inc               Com      931142103    24,948   416,556SH    SOLE      N/A      341,181  0     75,375
Wellpoint Inc                     Com      94973V107    13,605   290,896SH    SOLE      N/A      237,051  0     53,845
Wells Fargo & Co New              Com      949746101    25,751   686,145SH    SOLE      N/A      560,673  0    125,472

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